Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments
Disclosure of maturity analysis of service commitments explanatory

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Within one year	3,530	4,618	97